Repossessed Assets Acquired In Settlement Of Loans	12 Months Ended
Mar. 31, 2012
Repossessed Assets Acquired In Settlement Of Loans:
Repossessed Assets Acquired In Settlement Of Loans

(8)	Repossessed Assets Acquired In Settlement Of Loans

The Bank owned $14.2 million and $14.4 million in repossessed assets acquired in settlement of loans at March 31, 2012 and 2011, respectively. Transactions in repossessed assets for the years ended March 31, 2012, 2011 and 2010 are summarized below:

	March 31,
	2012	2011	2010
Balance, Beginning Of Year	$14,433,853	$10,773,050	$1,985,172
Additions	4,276,679	15,581,977	10,573,654
Capital Improvements	36,877	549,458	-
Sales	(3,978,390)	(11,061,070)	(1,281,196)
Write Downs	(608,920)	(1,409,562)	(504,580)
Balance, End Of Year	$14,160,099	$14,433,853	$10,773,050